NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5%
	Communications - 3.5%
19,791	EchoStar Corporation, Class A(a)	$ 2,316,932
4,004	Expedia Group, Inc.	924,484
5,038	Fox Corporation, Class A	294,219
24,148	New York Times Company (The), Class A	2,021,912
		5,557,547
	Consumer Discretionary - 7.5%
2,609	Abercrombie & Fitch Company, Class A(a)	238,384
8,640	Boyd Gaming Corporation	710,035
5,985	Burlington Stores, Inc.(a)	1,947,399
25,441	Chewy, Inc., Class A(a)	686,907
10,210	Churchill Downs, Inc.	917,164
3,301	Crocs, Inc.(a)	274,049
4,097	Grand Canyon Education, Inc.(a)	696,613
8,046	Planet Fitness, Inc., Class A(a)	598,461
1,398	Ralph Lauren Corporation	480,898
25,749	Somnigroup International, Inc.	1,903,366
10,113	Texas Roadhouse, Inc.	1,670,062
2,291	TKO Group Holdings, Inc.	461,980
9,698	Travel + Leisure Company	671,005
4,413	Wingstop, Inc.	683,883
		11,940,206
	Consumer Staples - 3.7%
6,254	elf Beauty, Inc.(a)	379,055
8,603	Five Below, Inc.(a)	1,965,613
37,546	Hims & Hers Health, Inc.(a)	779,455
5,029	Ollie's Bargain Outlet Holdings, Inc.(a)	462,869
11,000	Philip Morris International, Inc.	1,818,740
6,351	Sprouts Farmers Market, Inc.(a)	489,853
		5,895,585
	Energy - 4.0%
11,685	DT Midstream, Inc.	1,573,619
3,966	First Solar, Inc.(a)	782,333
51,822	TechnipFMC plc	3,582,455

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Energy - 4.0% (Continued)
4,941	Weatherford International PLC	$ 467,320
		6,405,727
	Financials - 7.4%
15,995	Carlyle Group, Inc. (The)	773,998
4,997	Cullen/Frost Bankers, Inc.	684,989
10,658	East West Bancorp, Inc.	1,137,848
3,863	Evercore, Inc., Class A	1,153,144
3,425	Hamilton Lane, Inc., Class A	340,445
4,652	Houlihan Lokey, Inc.	668,120
17,340	Interactive Brokers Group, Inc., Class A	1,162,994
3,446	Kinsale Capital Group, Inc.	1,177,359
17,121	MGIC Investment Corporation	449,426
2,864	Primerica, Inc.	717,375
3,611	RenaissanceRe Holdings Ltd.	1,073,298
11,789	Ryan Specialty Holdings, Inc.	397,761
8,550	SEI Investments Company	670,919
17,336	SLM Corporation	371,164
13,483	Stifel Financial Corporation	996,663
		11,775,503
	Health Care - 12.9%
5,336	Amgen, Inc.	1,877,472
7,452	Dexcom, Inc.(a)	467,986
15,860	Encompass Health Corporation	1,534,138
8,995	Ensign Group, Inc. (The)	1,812,493
18,385	Globus Medical, Inc., Class A(a)	1,584,052
17,598	Halozyme Therapeutics, Inc.(a)	1,137,359
13,369	HealthEquity, Inc.(a)	1,117,247
6,765	Lantheus Holdings, Inc.(a)	513,125
3,447	Medpace Holdings, Inc.(a)	1,655,215
16,058	Neurocrine Biosciences, Inc.(a)	2,115,481
5,774	Penumbra, Inc.(a)	1,896,008
11,803	Tenet Healthcare Corporation(a)	2,227,344
4,507	United Therapeutics Corporation(a)	2,672,560
		20,610,480

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Industrials - 30.7%
9,585	AECOM	$ 813,000
1,685	Allegion plc	244,814
19,858	ATI, Inc.(a)	2,888,545
3,039	Belden, Inc.	348,968
13,623	BWX Technologies, Inc.	2,785,767
7,013	Chart Industries, Inc.(a)	1,449,938
4,048	Clean Harbors, Inc.(a)	1,160,683
14,212	Cognex Corporation	696,246
1,430	Comfort Systems USA, Inc.	1,971,956
12,949	Core & Main, Inc., Class A(a)	639,681
4,293	Curtiss-Wright Corporation	2,924,049
12,269	Donaldson Company, Inc.	1,041,270
4,689	Dycom Industries, Inc.(a)	1,588,727
1,733	EMCOR Group, Inc.	1,279,491
21,133	Flowserve Corporation	1,553,487
4,946	General Dynamics Corporation	1,697,566
9,939	H&R Block, Inc.	315,464
12,278	ITT, Inc.	2,339,327
29,493	Kratos Defense & Security Solutions, Inc.(a)	2,079,551
10,256	MasTec, Inc.(a)	3,299,764
12,348	Mueller Industries, Inc.	1,368,158
15,762	Nextpower, Inc., Class A(a)	1,900,109
2,583	Novanta, Inc.(a)	305,078
24,160	nVent Electric PLC	2,857,645
22,111	RB Global, Inc.	2,119,339
7,958	SPX Technologies, Inc.(a)	1,591,123
40,531	Tetra Tech, Inc.	1,220,794
4,429	TopBuild Corporation(a)	1,555,908
1,312	United Rentals, Inc.	955,871
9,660	Vontier Corporation	342,640
4,182	Watts Water Technologies, Inc., Class A	1,213,993
7,983	Woodward, Inc.	2,857,275
		49,406,227

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Materials - 3.5%
6,949	Carpenter Technology Corporation	$ 2,738,949
2,554	Eagle Materials, Inc.	483,855
17,529	Newmont Corporation	1,897,514
3,182	Simpson Manufacturing Company, Inc.	546,095
		5,666,413
	Real Estate - 4.3%
15,173	Equity LifeStyle Properties, Inc.	947,099
18,386	Gaming and Leisure Properties, Inc.	815,787
8,275	Lamar Advertising Company, Class A	1,048,112
25,744	Omega Healthcare Investors, Inc.	1,128,102
4,882	Simon Property Group, Inc.	910,639
9,185	Ventas, Inc.	751,149
18,389	WP Carey, Inc.	1,249,716
		6,850,604
	Technology - 20.1%
9,943	Amkor Technology, Inc.	447,733
3,651	Appfolio, Inc., Class A(a)	576,201
11,284	Ciena Corporation(a)	4,380,787
4,813	Cirrus Logic, Inc.(a)	696,056
13,485	Coherent Corp.(a)	3,212,262
4,232	CommVault Systems, Inc.(a)	329,630
4,897	Crowdstrike Holdings, Inc., Class A(a)	1,911,838
27,078	DocuSign, Inc.(a)	1,283,768
22,514	Doximity, Inc., Class A(a)	524,576
28,328	Dropbox, Inc., Class A(a)	643,612
49,263	Dynatrace, Inc.(a)	1,821,746
34,729	Everpure, Inc., Class A(a)	2,050,400
11,854	Guidewire Software, Inc.(a)	1,772,884
11,290	MACOM Technology Solutions Holdings, Inc.(a)	2,507,170
5,762	Manhattan Associates, Inc.(a)	767,037
8,402	MKS, Inc.	1,930,864
1,863	Morningstar, Inc.	314,940
24,598	Okta, Inc.(a)	1,936,110
4,140	Onto Innovation, Inc.(a)	848,990

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Technology - 20.1% (Continued)
6,802	Paylocity Holding Corporation(a)	$ 734,888
5,999	Qualys, Inc.(a)	527,012
19,707	Rambus, Inc.(a)	1,695,393
7,210	Shift4 Payments, Inc., Class A(a)	315,293
2,952	Silicon Laboratories, Inc.(a)	614,459
3,639	Workday, Inc., Class A(a)	472,779
		32,316,428
	Utilities - 0.9%
5,105	Constellation Energy Corporation	1,425,571

	TOTAL COMMON STOCKS (Cost $149,956,360)	157,850,291

	EXCHANGE-TRADED FUNDS — 1.1%
	Equity - 1.1%
6,606	iShares Russell Mid-Cap Growth ETF	846,361
8,729	iShares S&P Mid-Cap 400 Growth ETF	878,312
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,828,235)	1,724,673

	TOTAL INVESTMENTS - 99.6% (Cost $151,784,595)	$ 159,574,964
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	581,687
	NET ASSETS - 100.0%	$ 160,156,651

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

(a)	Non-income producing security.